Pension and Other Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2011
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note 6.       Pension and Other Postretirement Benefit Plans

401(k) Savings Plan and Other Defined Contribution Plans

       The company's 401(k) savings and other defined contribution plans cover the majority of the company's eligible U.S. and certain non-U.S. employees. Contributions to the plans are made by both the employee and the company. Company contributions are based on the level of employee contributions. Company contributions to these plans are based on formulas determined by the company. In 2011, 2010 and 2009, the company charged to expense $79.4 million, $57.8 million and $59.4 million, respectively, related to its defined contribution plans.

Defined Benefit Pension Plans

       Employees of a number of the company's non-U.S. and certain U.S. subsidiaries participate in defined benefit pension plans covering substantially all full-time employees at those subsidiaries. Some of the plans are unfunded, as permitted under the plans and applicable laws. The company also maintains postretirement healthcare programs at several acquired businesses where certain employees are eligible to participate. The costs of the postretirement healthcare programs are funded on a self-insured and insured-premium basis.

       The company recognizes the funded status of defined benefit pension and other postretirement benefit plans as an asset or liability. This amount is defined as the difference between the fair value of plan assets and the benefit obligation. The company is required to recognize as a component of other comprehensive income, net of tax, the actuarial (gains) losses and prior service costs (credits) that arise but were not previously required to be recognized as components of net periodic benefit cost. Other comprehensive income is adjusted as these amounts are later recognized in income as components of net periodic benefit cost.

       When a company with a pension plan is acquired, any excess of projected benefit obligation over the plan assets is recognized as a liability and any excess of plan assets over the projected benefit obligation is recognized as an asset. The recognition of a new liability or a new asset results in the elimination of (a) previously existing unrecognized net gain or loss and (b) unrecognized prior service cost.

       The company funds annually, at a minimum, the statutorily required minimum amount as actuarially determined. During 2011, 2010 and 2009, the company made contributions of approximately $25.3 million, $24.4 million and $41.1 million, respectively. Contributions are estimated at between $20 and $30 million for 2012.

       The following table provides a reconciliation of benefit obligations and plan assets of the company's domestic and non-U.S. pension plans:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2011	2010	2011	2010

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$413.6	$395.2	$656.3	$608.3
Business combinations	—	—	8.3	4.3
Service costs	—	0.3	13.7	11.4
Interest costs	21.3	21.1	32.1	30.7
Curtailment	—	—	(2.7)	(5.9)
Plan participants' contributions	—	—	3.5	3.3
Actuarial losses	37.9	16.7	26.0	38.8
Benefits paid	(20.6)	(19.7)	(21.3)	(24.1)
Currency translation and other	—	—	(6.7)	(10.5)

Benefit Obligation at End of Year	$452.2	$413.6	$709.2	$656.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$362.5	$347.1	$510.5	$475.0
Business combinations	—	—	2.6	1.3
Actual return on plan assets	2.4	34.7	11.1	45.5
Employer contribution	—	0.4	23.5	21.5
Plan participants' contributions	—	—	3.5	3.3
Benefits paid	(20.6)	(19.7)	(21.3)	(24.1)
Currency translation and other	—	—	(5.7)	(12.0)

Fair Value of Plan Assets at End of Year	$344.3	$362.5	$524.2	$510.5

Funded Status	$(107.9)	$(51.1)	$(185.0)	$(145.8)

Accumulated Benefit Obligation	$452.2	$413.6	$663.0	$625.4

Amounts Recognized in Balance Sheet
Non-current asset	$—	$—	$0.8	$2.3
Current liability	—	—	(4.1)	(3.6)
Non-current liability	(107.9)	(51.1)	(181.7)	(144.5)

Net amount recognized	$(107.9)	$(51.1)	$(185.0)	$(145.8)

Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial loss	$172.6	$109.3	$81.2	$42.0
Prior service credits	—	—	(0.6)	(0.5)

Net amount recognized	$172.6	$109.3	$80.6	$41.5

       The actuarial assumptions used to compute the funded (unfunded) status for the plans are based upon information available as of December 31, 2011 and 2010 and are as follows:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2011	2010	2011	2010

Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	4.50%	5.25%	4.37%	4.77%
Average rate of increase in employee compensation	4.00%	4.00%	3.08%	3.34%

       The actuarial assumptions used to compute the net periodic pension benefit cost (income) are based upon information available as of the beginning of the year, as presented in the following table:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2011	2010	2009	2011	2010	2009

Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	5.25%	5.50%	5.25%	4.77%	5.37%	5.43%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	3.35%	3.24%	3.29%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%	5.32%	5.59%	5.67%

       Prior to the November 2006 merger with Fisher Scientific International, Inc., Fisher maintained a supplemental non-qualified executive retirement program (SERP) for certain executives. Accrual of future benefits under the plan ceased following the merger. The following table provides a reconciliation of benefit obligations and plan assets of the company's SERP and other postretirement benefit plans:

	SERP Benefits		Postretirement Benefits
(In millions)	2011	2010	2011	2010

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$12.4	$11.6	$34.9	$32.2
Service costs	—	—	0.6	0.4
Interest costs	0.6	0.6	1.9	1.8
Plan participants' contributions	—	—	1.4	1.4
Actuarial losses	1.4	0.6	3.2	2.2
Benefits paid	(0.5)	(0.4)	(2.7)	(3.5)
Currency translation and other	—	—	(0.4)	0.4

Benefit Obligation at End of Year	$13.9	$12.4	$38.9	$34.9

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$—	$—	$—	$—
Employer contribution	0.5	0.4	1.3	2.1
Plan participants' contributions	—	—	1.4	1.4
Benefits paid	(0.5)	(0.4)	(2.7)	(3.5)

Fair Value of Plan Assets at End of Year	$—	$—	$—	$—

Funded Status	$(13.9)	$(12.4)	$(38.9)	$(34.9)

Accumulated Benefit Obligation	$13.9	$12.4

Amounts Recognized in Balance Sheet
Current liability	$(0.5)	$(0.5)	$(2.2)	$(2.1)
Non-current liability	(13.4)	(11.9)	(36.7)	(32.8)

Net amount recognized	$(13.9)	$(12.4)	$(38.9)	$(34.9)

Amounts Recognized in Accumulated Other Comprehensive Loss (Income)
Net actuarial loss (gain)	$1.8	$0.4	$3.1	$(0.5)
Prior service credits	—	—	(0.6)	(0.7)

Net amount recognized	$1.8	$0.4	$2.5	$(1.2)

Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	4.50%	5.25%	4.88%	5.44%
Average rate of increase in employee compensation	4.00%	4.00%	—	—
Initial healthcare cost trend rate			7.21%	7.91%
Ultimate healthcare cost trend rate			5.51%	5.52%

	SERP Benefits			Postretirement Benefits
(In millions)	2011	2010	2009	2011	2010	2009

Weighted Average Assumptions Used to Determine the Net Benefit Cost
Discount rate	5.25%	5.50%	5.25%	5.44%	5.94%	5.73%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	—	—	—

       The ultimate healthcare cost trend rates for the postretirement benefit plans are expected to be reached between 2017 and 2027.

       The discount rate reflects the rate the company would have to pay to purchase high-quality investments that would provide cash sufficient to settle its current pension obligations. The discount rate is determined based on a range of factors, including the rates of return on high-quality, fixed-income corporate bonds and the related expected duration of the obligations or, in certain instances, the company has used a hypothetical portfolio of high quality instruments with maturities that mirror the benefit obligation in order to accurately estimate the discount rate relevant to a particular plan.

       The expected long-term rate of return on plan assets reflects the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In determining the expected long-term rate of return on plan assets, the company considers the relative weighting of plan assets, the historical performance of total plan assets and individual asset classes and economic and other indicators of future performance. In addition, the company may consult with and consider the opinions of financial and other professionals in developing appropriate return benchmarks.

       Asset management objectives include maintaining an adequate level of diversification to reduce interest rate and market risk and providing adequate liquidity to meet immediate and future benefit payment requirements.

       The expected rate of compensation increase reflects the long-term average rate of salary increases and is based on historic salary increase experience and management's expectations of future salary increases.

       The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2012 are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	Post-retirement Benefits

Net Actuarial Loss	$3.4	$3.2	$0.2
Net Prior Service Credit	—	(0.1)	(0.1)

	$3.4	$3.1	$0.1

       There are no amounts in accumulated other comprehensive income related to the SERP expected to be recognized in net periodic benefit cost in 2012.

       The projected benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with projected benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2011	2010

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$1,165.6	$945.9
Fair value of plan assets	858.0	734.3

The accumulated benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2011	2010

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$987.9	$910.5
Fair value of plan assets	717.8	725.6

       The company has other postretirement benefit plans discussed elsewhere in this note with an accumulated post-retirement benefit obligation of $38.9 million that is unfunded. These plans are excluded from the above table.

       The measurement date used to determine benefit information is December 31 for all plan assets and benefit obligations.

       The net periodic pension benefit cost (income) includes the following components for 2011, 2010 and 2009:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2011	2010	2009	2011	2010	2009

Components of Net Benefit Cost (Income)
Service cost-benefits earned	$—	$0.3	$0.8	$13.7	$11.4	$9.7
Interest cost on benefit obligation	21.3	21.1	20.6	32.1	30.7	28.6
Expected return on plan assets	(29.4)	(29.9)	(30.0)	(27.8)	(24.9)	(21.2)
Amortization of actuarial net loss	1.5	0.7	—	1.6	1.3	1.6
Settlement/curtailment (gain) loss	—	—	—	—	0.1	(0.2)
Special termination benefit	—	—	0.2	0.9	0.5	3.0

Net periodic benefit cost (income)	$(6.6)	$(7.8)	$(8.4)	$20.5	$19.1	$21.5

       The net periodic SERP and other postretirement benefit cost includes the following components for 2011, 2010 and 2009:

	SERP Benefits			Postretirement Benefits
(In millions)	2011	2010	2009	2011	2010	2009

Components of Net Benefit Cost
Service cost-benefits earned	$—	$—	$—	$0.6	$0.4	$0.6
Interest cost on benefit obligation	0.6	0.6	0.6	1.9	1.8	1.8
Amortization of actuarial net gain	—	—	—	—	(0.2)	—
Amortization of prior service benefit	—	—	—	(0.1)	(0.1)	(0.1)
Settlement/curtailment gain	—	—	—	(0.1)	—	—
Special termination benefit	—	—	—	—	—	—

Net periodic benefit cost	$0.6	$0.6	$0.6	$2.3	$1.9	$2.3

       Expected benefit payments are estimated using the same assumptions used in determining the company's benefit obligation at December 31, 2011. Benefit payments will depend on future employment and compensation levels, average years employed and average life spans, among other factors, and changes in any of these factors could significantly affect these estimated future benefit payments. Estimated future benefit payments during the next five years and in the aggregate for the five fiscal years thereafter, are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

2012	$24.1	$22.5	$0.5	$2.2
2013	23.8	23.8	0.5	2.2
2014	24.2	24.9	1.7	2.2
2015	25.1	26.3	1.5	2.2
2016	25.6	27.7	0.6	2.2
2017-2021	134.9	154.2	6.8	10.9

       A change in the assumed healthcare cost trend rate by one percentage point effective January 2011 would change the accumulated postretirement benefit obligation as of December 31, 2011 and the 2011 aggregate of service and interest costs, as follows:

(In millions)	Increase	Decrease

One Percentage Point
Effect in total of service and interest cost components	$0.4	$(0.3)
Effect on postretirement healthcare benefit obligation	4.9	(3.8)

Domestic Pension Plan Assets

       The company's overall objective is to invest in a portfolio of diversified assets, primarily through the use of institutional collective funds, to achieve long-term growth. The strategic asset allocation uses a combination of risk controlled and index strategies in fixed income and global equities. The company also has a small portfolio (comprising less than 3% of invested assets) of private equity investments. The target allocations for the remaining investments are approximately 34% to funds investing in U.S. equities, including a sub-allocation of approximately 5% to real estate-related equities, approximately 29% to funds investing in international equities and approximately 37% to funds investing in fixed income securities. The portfolio maintains enough liquidity at all times to meet the near-term benefit payments.

       The fair values of the company's domestic plan assets at December 31, 2011 and 2010, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$112.5	$—	$112.5	$—
International equity funds	82.8	—	82.8	—
Fixed income funds	132.2	—	132.2	—
Private equity funds	9.1	—	—	9.1
Money market funds	7.7	—	7.7	—
Alternative investments	—	—	—	—

Total Assets	$344.3	$—	$335.2	$9.1

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$128.1	$—	$128.1	$—
International equity funds	96.1	—	96.1	—
Fixed income funds	112.9	—	112.9	—
Private equity funds	13.0	—	—	13.0
Money market funds	12.3	—	12.3	—
Alternative investments	0.1	—	—	0.1

Total Assets	$362.5	$—	$349.4	$13.1

       The tables above present the fair value of the company's plan assets in accordance with the fair value hierarchy (Note 12). Certain pension plan assets are measured using net asset value per share (or its equivalent) and are reported as a level 2 investment above due to the company's ability to redeem its investment either at the balance sheet date or within limited time restrictions. The fair value of the company's private equity and alternative investments, which are classified as level 3 investments, are based on valuations provided by the respective funds. The following table represents a rollforward of the fair value, as determined by level 3 inputs.

(In millions)	Private Equity Funds	Alternative Investments	Total

Balance at December 31, 2009	$14.8	$0.9	$15.7
Actual return on plan assets:
Relating to assets held at reporting date	(2.0)	0.1	(1.9)
Relating to assets sold/distributed during period	2.3	0.2	2.5
Purchases, capital contributions, sales and settlements	(2.1)	(1.1)	(3.2)

Balance at December 31, 2010	$13.0	$0.1	$13.1
Actual return on plan assets:
Relating to assets held at reporting date	(2.2)	—	(2.2)
Relating to assets sold/distributed during period	3.7	—	3.7
Purchases, capital contributions, sales and settlements	(5.4)	(0.1)	(5.5)

Balance at December 31, 2011	$9.1	$—	$9.1

       The table below presents, as of December 31, 2011, the fair value measurements of investments in certain domestic plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 or 3 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
U.S. equity funds	$112.5	$—	At least monthly	No more than 3 days
International equity funds	82.8	—	At least monthly	No more than 3 days
Fixed income funds	132.2	—	At least monthly	No more than 3 days
Private equity funds	9.1	1.0	Restricted	Restricted
Money market funds	7.7	—	Daily	Daily

	$344.3	$1.0

The domestic plan receives distributions from the private equity funds as those funds' assets are liquidated. The duration of the funds vary by investment with the longest ending in 2015.

Non-U.S. Pension Plan Assets

       The company maintains specific plan assets for many of the individual pension plans outside the U.S. The investment strategy of each plan has been uniquely established based on the country specific standards and characteristics of the plans. Several of the plans have contracts with insurance companies whereby the market risks of the benefit obligations are borne by the insurance companies. When assets are held directly in investments, generally the objective is to invest in a portfolio of diversified assets with a variety of fund managers. The investments are substantially limited to funds investing in global equities and fixed income securities with the target asset allocations ranging from approximately 50% - 60% for equities and 40% - 50% for fixed income. Each plan maintains enough liquidity at all times to meet the near-term benefit payments.

       The fair values of the company's non-U.S. plan assets at December 31, 2011 and 2010, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$232.8	$46.8	$186.0	$—
Fixed income funds	200.1	20.3	179.8	—
Insurance contracts	86.8	—	86.8	—
Cash / money market funds	4.5	4.3	0.2	—

Total Assets	$524.2	$71.4	$452.8	$—

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$249.0	$49.0	$200.0	$—
Fixed income funds	176.1	20.4	155.7	—
Insurance contracts	82.0	—	82.0	—
Cash / money market funds	3.4	3.2	0.2	—

Total Assets	$510.5	$72.6	$437.9	$—

       The table below presents the fair value measurements of investments in certain non-U.S. plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
Equity funds	$186.0	$—	At least monthly	No more than 1 month
Fixed income funds	179.8	—	At least weekly	No more than 5 days
Insurance contracts	86.8	—	Not applicable	Not applicable
Money market funds	0.2	—	Daily	Daily

	$452.8	$—